Property And Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property And Equipment

3. PROPERTY AND EQUIPMENT

The following is a summary of property and equipment, at cost less accumulated depreciation (in millions):

	As of
	December 31, 2015	January 1, 2015
Equipment, computer hardware and software	$77.1	$89.4
Leasehold improvements	3.4	3.6
Less: Accumulated depreciation	(64.1)	(72.9)

Subtotal	16.4	20.1
Construction in progress	8.7	2.3

Total property and equipment	$25.1	$22.4

For the years ended December 31, 2015, January 1, 2015 and December 26, 2013, the Company recorded depreciation expense of $9.6 million, $11.1 million, and $10.4 million, respectively.